Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share
Earnings Per Share

10.   Earnings Per Share

The following table reconciles the numerators and denominators used in computations of the basic and diluted EPS for the three and nine months ended September 30:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator:
Net Income (basic and diluted)	$7,924	$5,805	$1,000	$12,323
Denominator:
Weighted-average common shares outstanding	158,045	139,841	144,305	139,779
Dilutive effect of share-based awards	9,000	6,713	9,242	7,064
Weighted-average dilutive shares outstanding	167,045	146,554	153,547	146,843
Basic earnings per share	$0.05	$0.04	$0.01	$0.09
Diluted earnings per share	$0.05	$0.04	$0.01	$0.08

Approximately 4.6 million, and 4.3 million weighted average shares issuable under stock-based awards were not included in the diluted EPS calculation in the three and nine months ended September 30, 2021, respectively, because they were antidilutive. Approximately 9.2 million, and 7.5 million weighted average shares issuable under stock-based awards were not included in the diluted EPS calculation in the three and nine months ended September 30, 2020, respectively, because they were also antidilutive.

11. Earnings Per Share

The following table reconciles the numerators and denominators used in computations of the basic and diluted EPS:

	For the Years Ended
	December 31,
	2020	2019	2018
Numerator:
Net Income (basic and diluted)	$20,453	$23,307	$3,177
Denominator:
Weighted‑average common shares outstanding	138,072	139,650	139,588
Dilutive effect of stock based awards	7,372	3,396	—
Weighted‑average dilutive shares outstanding	145,443	143,046	139,588
Basic earnings per share	$0.15	$0.17	$0.02
Diluted earnings per share	$0.14	$0.16	$0.02

Approximately 7,516, 9,265, and 17,962 weighted average shares issuable under stock-based awards were not included in the diluted EPS calculation for the years ended December 31, 2020, 2019 and 2018, respectively, because they were antidilutive.